Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Prospectus Date	rr_ProspectusDate	May 01, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2025